Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 17. Subsequent Events

MRD Common Stock Repurchase Approval

For additional information, see Note 9.

MRD Borrowing Base Reaffirmed

For additional information, see Note 8.

MRD Sale of Oil and Natural Gas Properties in Colorado and Wyoming

For additional information, see Note 3.

MRD and PennTex Midstream Agreements

For additional information, see Note 13.

Note 21. Subsequent Events

Termination of WHR Management Company Service Agreement

For additional information, see Note 13.

2015 Repurchases of MRD Common Stock and MEMP Common Units

For additional information, see Note 9.